Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	$ 174	$ 1,501
Adjustments to profit before tax for non-cash movements in operating assets and liabilities:
Investments		21,017	(5,651)
Other non-investment and non-cash assets		6,446	2,693
Policyholder liabilities (including unallocated surplus of with-profits funds)		(25,972)	2,424
Other liabilities (including operational borrowings)		74	105
Other items	[2]	(23)	156
Net cash flows from operating activities	[3]	1,716	1,228
Cash flows from investing activities
Net cash flows from purchases and disposals of property, plant and equipment		(14)	(19)
Net cash flows from other investing activities	[4]	(50)	(773)
Net cash flows from investing activities		(64)	(792)
Structural borrowings of shareholder-financed operations:
Issuance of debt, net of costs	[5]	346
Redemption of debt	[5]	(2,075)
Interest paid	[5]	(117)	(163)
Payment of principal portion of lease liabilities		(56)	(54)
Equity capital:
Issues of ordinary share capital			8
External dividends:
Dividends paid to the Company's shareholders		(320)	(283)
Dividends paid to non-controlling interests		(5)	(3)
Net cash flows from financing activities		(2,227)	(495)
Net (decrease) increase in cash and cash equivalents from continuing operations		(575)	(59)
Net decrease in cash and cash equivalents from discontinued US operations			(460)
Cash and cash equivalents at beginning of period		7,170	8,018
Effect of exchange rate changes on cash and cash equivalents		(180)	(43)
Cash and cash equivalents at end of period		6,415	7,456
Comprising:
Cash and cash equivalents from continuing operations		$ 6,415	6,295
Cash and cash equivalents from discontinued US operations			$ 1,161

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	Other items include adjustments to profit before tax in respect of non-cash items together with operational interest receipts and payments, dividend receipts and tax paid.
[3]	Included in net cash flows from operating activities are dividends from joint ventures and associates of $60 million (half year 2021: $114 million).
[4]	Net cash flows from other investing activities include amounts paid for distribution rights and cash flows arising from the sale of subsidiaries, joint ventures and associates and investments that do not form part of the Group's operating activities.
[5]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.